Vanguard Emerging Markets Stock Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%	8.12%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%	8.26%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.83%	3.70%	7.25%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.10%	3.32%	6.32%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.83%	4.69%	8.16%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.58%	4.72%	8.23%